Discontinued Operations - Schedule of Balance sheet - Discontinued operations (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash		$ 214,841
Accounts receivable, net of allowance for credit losses		279,597
Prepaids and other current assets		132,460
Current assets from discontinued operations	$ 0	626,898
Non-current assets:
Fixed assets, net		37,627
Non-current assets from discontinued operations	$ 0	37,627
Total assets from discontinued operations		664,525
LIABILITIES
Accounts payable and accrued liabilities		(2,206,332)
Deferred revenue		(1,324,486)
Loan payable, related party		(330,000)
Total liabilities from discontinued operations		$ (3,860,818)